Concentrations of Credit Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk
Adjustments to the fair value of derivative contracts due to credit related concerns outside of the normal non-performance risk adjustment	$ 0
Accounts receivable | Customer concentration | Non-End Users
Concentration Risk
Concentration risk	90.00%	86.00%